Related Party Transactions	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Related Party Transactions

39.	Related Party Transactions:

Related parties are considered to be those natural or legal persons who are in positions to directly or indirectly have significant influence through their ownership or management of the Bank and its subsidiaries.

According to the above, the Bank has considered as related parties those natural or legal persons who have a direct participation or through third parties on bank ownership, where such participation exceeds 5% of the shares, and also people who, regardless of ownership, have authority and responsibility for planning, management and control of the activities of the entity or its subsidiaries. There also are considered as related the companies in which the parties related by ownership or management of the Bank have a share which reaches or exceeds 5%, or has the position of director, general manager or equivalent.

(a)	Loans with related parties:

The following table details loans and accounts receivable and contingent loans, corresponding to related entities as of December 31, 2018 and 2019.

	Productive and Services Companies (*)		Investment Companies (**)		Individuals (***)		Total
	2018	2019	2018	2019	2018	2019	2018	2019
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Loans and accounts receivable:
Commercial loans	221,351	174,370	132,366	130,237	13,183	13,563	366,900	318,170
Residential mortgage loans	—	—	—	—	44,756	58,477	44,756	58,477
Consumer loans	—	—	—	—	10,074	9,862	10,074	9,862
Gross loans	221,351	174,370	132,366	130,237	68,013	81,902	421,730	386,509
Allowance for loan losses	(962)	(782)	(242)	(243)	(379)	(889)	(1,583)	(1,914)
Net loans	220,389	173,588	132,124	129,994	67,634	81,013	420,147	384,595

Contingent loans:
Guarantees and sureties	5,102	5,531	14,963	9,470	—	—	20,065	15,001
Letters of credits	5,310	2,365	2,776	328	—	—	8,086	2,693
Foreign letters of credits	—	—	—	—	—	—	—	—
Banks guarantees	45,842	32,650	30,122	43,478	—	57	75,964	76,185
Undrawn credit lines	58,041	52,916	14,674	14,364	19,160	21,519	91,875	88,799
Other contingencies loans	—	—	—	—	—	—	—	—
Total contingent loans	114,295	93,462	62,535	67,640	19,160	21,576	195,990	182,678
Provision for contingencies loans	(258)	(214)	(99)	(52)	(30)	(37)	(387)	(303)
Contingent loans, net	114,037	93,248	62,436	67,588	19,130	21,539	195,603	182,375

Amount covered by guarantee:
Mortgage	28,208	30,807	52,108	57,456	69,292	69,165	149,608	157,428
Warrant	—	—	—	—	—	—	—	—
Pledge	—	—	—	—	—	—	—	—
Others (****)	47,135	37,794	13,219	12,921	3,694	5,250	64,048	55,965
Total collateral	75,343	68,601	65,327	70,377	72,986	74,415	213,656	213,393

(*)	For these effects are considered productive companies, those that meet the following conditions:
(i)	They engage in operating activities and generate a separable flow of income;
(ii)	Less than 50% of their assets are trading securities or investments.

Service companies are considered entities whose main purpose is oriented to rendering services to third parties.

(**)	Investment companies include those legal entities that do not comply with the conditions for operating companies and are profit-oriented.
(***)	Individuals include key members of the management and correspond to those who directly or indirectly have authority and responsibility for planning, administrating and controlling the activities of the organization, including directors. This category also includes their family members who influence or are influenced by such individuals in their interactions with the organization.
(****)	These guarantees correspond mainly to shares and other financial guarantees.

(b)	Other assets and liabilities with related parties as of December 31, 2018 and 2019:

	2018	2019
	MCh$	MCh$
Assets
Cash and due from banks	23,086	99,802
Transactions in the course of collection	35,469	63,969
Financial assets held-for-trading	205	880
Derivative instruments	415,683	495,378
Investment instruments	14,690	12,141
Other assets	80,569	76,548
Total	569,702	748,718

Liabilities
Demand deposits	169,607	227,377
Transactions in the course of payment	58,987	16,202
Obligations under repurchase agreements	84,465	54,030
Savings accounts and time deposits	219,322	396,028
Derivative instruments	337,299	432,669
Borrowings from financial institutions	228,269	292,172
Lease liabilities	―	5,138
Other liabilities	115,145	151,335
Total	1,213,094	1,574,951

(c)	Income and expenses from related party transactions during the year ended December 31, 2017, 2018 and 2019:

	2017		2018		2019
Type of income or expense recognized	Income MCh$	Expense MCh$	Income MCh$	Expense MCh$	Income MCh$	Expense MCh$

Interest and revenue expenses	26,485	9,332	21,736	7,196	19,039	2,619
Fees and commission income	65,995	69,843	70,286	74,205	72,931	65,383
Net financial operating income
Derivative instruments (*)	33,540	97,416	85,500	42,365	124,967	73,252
Other financial operations	1	―	―	―	87	119
Release or established of provision for credit risk	―	252	―	34	―	106
Operating expenses	―	100,389	―	105,734	―	120,559
Other income and expenses	3,723	56	446	45	542	26

(*)	The outcome of derivative operations is presented net at each related counterparty level. Additionally, this line includes operations with local counterpart banks (unrelated) which have been novated by Comder Contraparte Central S.A. (Related entity) for centralized clearing purposes, which generated a net gain of Ch$123,461 million as of December 31, 2019 (net gain of Ch$71,297 million as of December 31, 2018 and net loss of Ch$96,075 as of December 31, 2017).

(d)	Directors’ expenses and remunerations and payments to key management personnel:

	2017	2018	2019
	MCh$	MCh$	MCh$
Personnel remunerations	4,149	3,926	4,148
Short-term benefits	3,302	3,476	3,255
Severance pay	276	1,037	1,264
Directors’ remunerations and fees (*)	2,505	2,511	2,509
Total	10,232	10,950	11,176

(*)	It includes fees paid to members of the Advisory Committee of Banchile Corredores de Seguros Ltda, of Ch$13 million (Ch$12 million in December 2018 and Ch$18 in December 2017).

Fees paid to the advisors of the Board of Directors amount to Ch$90 million (Ch$206 million in December 2018 and Ch$334 in December 2017) and travel and other related expenses amount to Ch$104 million (Ch$92 million in December 2018 and Ch$116 in December 2017).

Composition of key personnel:

	N° of executives
Position	2018	2019
CEO	1	1
CEOs of subsidiaries	6	6
Division Managers	13	13
Directors Bank and subsidiaries	20	21
Total	40	41